Derivative instruments and hedging activities - Summary of changes in fair value of hedging instruments related to cash flow hedges recorded in accumulated other comprehensive income (Detail) - Cash Flow Hedges [member] - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		¥ 6,034	¥ 1,299
Changes in fair value of hedging instruments recognized in other comprehensive income		(12,975)	(7,703)
Reclassification adjustments to profit(loss) for the year	[1],[2]	30,813	14,529
Deffered Tax		(5,459)	(2,091)
Balance at the end		18,413	6,034
Foreign Exchange Contract [Member]
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		(5,503)	(4,282)
Changes in fair value of hedging instruments recognized in other comprehensive income		(26,950)	(14,645)
Reclassification adjustments to profit(loss) for the year	[1],[2]	34,825	12,886
Deffered Tax		(2,408)	538
Balance at the end		(36)	(5,503)
Interest Rate Contracts [Member]
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		11,537	5,581
Changes in fair value of hedging instruments recognized in other comprehensive income		13,975	6,942
Reclassification adjustments to profit(loss) for the year	[1],[2]	(4,012)	1,643
Deffered Tax		(3,051)	(2,629)
Balance at the end		¥ 18,449	¥ 11,537

[1]	For the fiscal years ended March 31, 2022 and 2023, hedge ineffectiveness recognized in profit or loss was not material.
[2]	In the consolidated statements of income, the amount reclassified to profit (loss) is included in sales for hedges of foreign exchange contracts and in financial expenses for hedges of interest rate contracts.